STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Income Statement [Abstract]
NET SALES
COST AND EXPENSE
Research and development	2,474,689	2,825,099
General and administrative	1,660,889	2,020,582
TOTAL COST AND EXPENSE	4,135,578	4,845,681
LOSS FROM OPERATIONS	(4,135,578)	(4,845,681)
OTHER INCOME (EXPENSE)
Interest income	255	249
Commitment fee	(271,885)
NET LOSS	$ (4,407,208)	$ (4,845,432)
Basic and Diluted Loss per Share	$ (0.07)	$ (0.08)
Basic and Diluted Weighted Average Number of Shares	66,201,531	60,326,470